State Street SP 500 Index Fund Shareholder Fees - State Street SP 500 Index Fund - Class N	Aug. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%